Receivables from hub partners (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Credit to hub partners - distance learning centers	R$ 82,650
Allowance for expected credit losses of financial assets	(2,554)
Financial assets	80,096
Current	31,979	R$ 0
Non-current	R$ 48,117	R$ 0
Partners with Index Higher Than 1.4
Disclosure of joint ventures [line items]
Percentage of provision available of resources made available to partner.	25.00%
Other Partners
Disclosure of joint ventures [line items]
Percentage of provision available of resources made available to partner.	2.00%